Annual Fund Operating Expenses - PIMCO Total Return Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.47%
Fee Waiver and/or Expense Reimbursement		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.47%
I-2
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and/or Expense Reimbursement		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.57%
I-3
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.67%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.62%
Administrative
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.72%
Fee Waiver and/or Expense Reimbursement		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%
A
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%
C
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.56%
Fee Waiver and/or Expense Reimbursement		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%
R
Operating Expenses:
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement		[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

[1]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.46%, 0.56%, 0.61%, 0.71%, 0.80%, 1.55% and 1.05% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[2]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.